Barclays PLC parent company balance sheet (Tables)	6 Months Ended
Jun. 30, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Barclays PLC parent company balance sheet
	As at	As at
	30.06.20	31.12.19
Assets	£m	£m
Investment in subsidiaries	61,488	59,546
Loans and advances to subsidiaries	28,254	28,850
Financial assets at fair value through the income statement	16,246	10,348
Derivative financial instruments	116	58
Other assets	37	2
Total assets	106,141	98,804

Liabilities
Deposits at amortised cost	534	500
Debt securities in issue	31,417	30,564
Subordinated liabilities	8,669	7,656
Financial liabilities designated at fair value	8,206	3,498
Other liabilities	112	119
Total liabilities	48,938	42,337

Equity
Called up share capital	4,336	4,331
Share premium account	284	263
Other equity instruments	10,865	10,865
Other reserves	394	394
Retained earnings	41,324	40,614
Total equity	57,203	56,467

Total liabilities and equity	106,141	98,804